Income Tax Expenses (Benefits) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Sep. 04, 2019
Income Tax Expenses (Benefits) (Details) [Line Items]
Net loss before taxes	¥ 16,627	¥ 21,454	¥ 11,451
Income tax description	In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiary, VIE and subsidiary of VIE in the PRC are subject to a uniform income tax rate of 25% for the years presented. UTime SZ is regarded as a Certified High and New Technology Enterprise (“HNTE”) and entitled to a favorable statutory tax rate of 15%. Preferential tax treatment of UTime SZ as HNTE from November 2, 2015 to October 16, 2021 has been granted by the relevant tax authorities. UTime SZ is entitled to a preferential tax rate of 15% which is subject to review by every three years. As a result of these preferential tax treatments, the reduced tax rates applicable to UTime SZ for the years ended March 31, 2019, 2020 and 2021 are 15%. However, UTime SZ has not enjoyed the above-mentioned preferential tax treatments for the years ended March 31, 2019, 2020 and 2021 due to its loss position and as such there is no impact of these tax holidays on net loss per share.
Additional tax deductions	50.00%
Additional tax deductions, description	The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from January 1, 2018 to December 31, 2020, according to a tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). In March 2021, a new tax incentives policy promulgated by the State Tax Bureau of the PRC which increased the additional tax deduction from 75% to 100% from January 1, 2021 onwards
Withholding tax rate	10.00%
Dividend of tax rate	10.00%
Equity Interest, Percentage	25.00%			100.00%
Net operating loss carry forwards description	As of March 31, 2021, the Company’s total net operating loss carry forwards was RMB82,782 out of which, RMB55,236 would expire from 2021 through 2030, RMB27,545 can be carried forward indefinitely.	As of March 31, 2020, the Company’s total net operating loss carry forwards was RMB78,223 out of which, RMB49,096 would expire from 2020 through 2030, and RMB29,127 can be carried forward indefinitely.
Tax positions description	The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2020 and 2021, the Company did not have any significant uncertain tax positions. The Company is subject to taxation in China, Hong Kong and India. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Hong Kong [Member]
Income Tax Expenses (Benefits) (Details) [Line Items]
Income tax rate percentage, description	The first HK$2,000 of profits earned will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
Dividend of tax rate	5.00%
India [Member]
Income Tax Expenses (Benefits) (Details) [Line Items]
Income tax rate	25.00%